Organization and Principal Activities (Tables)	6 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Abstract]
Schedule of subsidiaries and VIE
Name	Date of incorporation/ acquired	Place of incorporation	Percentage of effective ownership	Principal Activities
Wholly owned subsidiaries
Puyi Group	July 2018	BVI	100%	Holding company
Puyi Holdings (Hong Kong) Limited (“Puyi HK”)	July 2018	Hong Kong	100%	Holding company
Puyi Enterprises Management Consulting Co., Ltd. (“Puyi Consulting” or the Wholly Foreign-Owned Enterprise “WFOE”)	August 2018	Chengdu	100%	WFOE
Puyi Dake	May 2020	Chengdu	100%	Information technology
Puyi FO	May 2022	Zhuhai	100%	Trust consulting
Variable Interest Entities (“VIEs”)
Puyi Bohui	April 2012	Chengdu	100%	Information technology
Puyi Fund	November 2010	Chengdu	100%	Fund product distribution
Puyi Zhongxiang	April 2014	Shenzhen	100%	Financial product distribution
Puyi Asset	May 2013	Shenzhen	100%	Asset management
Chongqing Fengyi	December 2016	Chongqing	100%	Corporate financing business

Schedule of financial statements amounts and balances of the VIE
	June 30, 2022
	Parent	VIEs	WFOEs	Other subsidiaries	Eliminating adjustments	Consolidated totals
Cash and cash equivalents	11,732	123,276	58,647	604	-	194,259
Restricted cash	-	118,796	-	-	-	118,796
Inter-group balance due from VIEs and subsidiaries	77	20,000	46,029	-	(66,106)	-
Investments in subsidiaries	248,459	-	-	-	(248,459)	-
Other assets	-	91,869	59,012	-	-	150,881
Total assets	260,268	353,941	163,688	604	(314,565)	463,936
Inter-group balance due to VIEs and subsidiaries	-	46,008	20,000	21	(66,029)	-
Inter-group balance due to parent	-	-	-	77	(77)	-
Other liabilities	217	181,959	21,709	-	-	203,885
Total liabilities	217	227,967	41,709	98	(66,106)	203,885
Total equity	260,051	125,974	121,979	506	(248,459)	260,051

	December 31, 2022
	Parent	VIEs	WFOEs	Other subsidiaries	Eliminating adjustments	Consolidated totals
Cash and cash equivalents	11,172	42,943	20,473	645	-	75,233
Restricted cash	-	16,434	-	-	-	16,434
Inter-group balance due from VIEs and subsidiaries	80	37,950	47,121	-	(85,151)	-
Investments in subsidiaries	217,696	-	-	-	(217,696)	-
Other assets	-	122,218	109,957	460	-	232,635
Total assets	228,948	219,545	177,551	1,105	(302,847)	324,302
Inter-group balance due to VIEs and subsidiaries	-	47,100	37,950	21	(85,071)	-
Inter-group balance due to parent	-	-	-	80	(80)	-
Other liabilities	-	75,988	19,366	-	-	95,354
Total liabilities	-	123,088	57,316	101	(85,151)	95,354
Total equity	228,948	96,457	120,235	1,004	(217,696)	228,948

Schedule of condensed consolidating schedule of results of operations
	Six months ended December 31, 2021
	Parent	VIEs	WFOEs	Other subsidiaries	Eliminating adjustments	Consolidated totals
Revenues	-	89,381	23,670	-	(11,565)	101,486
Cost of revenues	-	(31,312)	(2,317)	-	11,565	(22,064)
Operating expenses	(398)	(86,701)	(41,053)	(185)	488	(127,849)
Loss from operations	(398)	(28,632)	(19,700)	(185)	488	(48,427)
Other income, net	18	2,390	3,838	-	(484)	5,762
Share of loss from subsidiaries	(38,805)	-	-	-	38,805	-
Loss before income taxes	(39,185)	(26,242)	(15,862)	(185)	38,809	(42,665)
Income tax (expense) benefit	(64)	3,735	(250)	-	-	3,421
Net loss	(39,249)	(22,507)	(16,112)	(185)	38,809	(39,244)

	Six months ended December 31, 2022
	Parent	VIEs	WFOEs	Other subsidiaries	Eliminating adjustments	Consolidated totals
Revenues	-	46,576	33,758	502	(12,407)	68,429
Cost of revenues	-	(19,737)	(6,201)	-	11,346	(14,601)
Operating expenses	(935)	(62,139)	(30,553)	(9)	1,549	(92,087)
Loss from operations	(935)	(35,300)	(3,005)	493	488	(38,259)
Other income, net	245	2,864	2,500	5	(488)	5,126
Share of loss from subsidiaries	(30,763)	-	-	-	30,763	-
Loss before income taxes	(31,453)	(32,436)	(505)	498	30,763	(33,133)
Income tax (expense) benefit	(1)	2,919	(1,239)	-	-	1,679
Net loss	(31,454)	(29,517)	(1,744)	498	30,763	(31,454)

Schedule of condensed consolidating schedule of cash flows
	Six months ended December 31, 2021
	Parent	VIEs	WFOEs	Other subsidiaries	Eliminating adjustments	Consolidated totals
Net cash provided by (used in) operating activities	(844)	42,322	(50,607)	(172)	-	(9,301)
Net cash used in investing activities	-	(7,627)	(732)	-	-	(8,359)
Net cash provided by (used in) financing activities	-	-	-	-	-	-
Net increase (decrease) in cash and cash equivalents, and restricted cash	(844)	34,695	(51,339)	(172)	-	(17,660)
Cash and cash equivalents, and restricted cash at the beginning of year	12,770	198,842	120,422	748	-	332,782
Effect of exchange rate changes on cash and cash equivalents	(160)	-	-	-	-	(160)
Cash and cash equivalents, and restricted cash at the end of year	11,766	233,537	69,083	576	-	314,962

	Six months ended December 31, 2022
	Parent	VIEs	WFOEs	Other subsidiaries	Eliminating adjustments	Consolidated totals
Net cash provided by (used in) operating activities	(911)	(136,477)	11,863	41	-	(125,484)
Net cash used in investing activities	-	(46,218)	(50,037)	-	-	(96,255)
Net cash provided by (used in) financing activities	-	-	-	-	-	-
Net increase (decrease) in cash and cash equivalents, and restricted cash	(911)	(182,695)	(38,174)	41	-	(221,739)
Cash and cash equivalents, and restricted cash at the beginning of year	11,732	242,072	58,647	604	-	313,055
Effect of exchange rate changes on cash and cash equivalents	351	-	-	-	-	351
Cash and cash equivalents, and restricted cash at the end of year	11,172	59,377	20,473	645	-	91,667

Schedule of subsidiaries and the VIEs conduct business transactions that primarily include wealth management services and asset management services.
	Six months ended December 31,
	2021	2022
	RMB	RMB	US$
Cash paid by the VIEs to equity-owned subsidiary Puyi Consulting for consulting services	10,459	10,478	1,519
Cash paid by the VIEs to equity-owned subsidiary Puyi Dake for technical services	-	2,850	413
Cash paid by the VIEs to equity-owned subsidiary Puyi Consulting for office rental and other services	607	532	77
Cash paid by equity-owned subsidiary Puyi Consulting to the VIEs for digital marketing and IT related services	2,400	-	-
Intercompany advances from equity owned subsidiaries to the VIEs	44,435	3,290	477
Repayment of intercompany advances by the VIEs	59,965	2,198	319
Intercompany advances from the VIEs to equity owned subsidiaries	63,288	42,880	6,217
Repayment of intercompany advances by equity owned subsidiaries	107,688	24,930	3,615